FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Assets and Financial Liabilities Carried At Fair Value

The table below summarizes our financial assets and financial liabilities carried at fair value at December 31, 2015 and 2014.

	Accounting measurement	2015		2014
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	1,111,840	1,111,840	532,285	532,285
Cash equivalents	Fair value	13,786,223	13,786,223	1,916,921	1,916,921
Short-term investments	Fair value	1,927,686	1,927,686	282,700	282,700
Derivative financial instruments	Fair value	7,386,703	7,386,703	3,221,481	3,221,481
Accounts receivable (i)	Amortized cost	8,379,719	8,379,719	7,455,687	7,455,687
Held-for-sale assets (Note 26)
Available-for-sale financial asset	Fair value	3,541,314	3,541,314	4,284,416	4,284,416
Dividends receivable	Amortized cost	2,042,191	2,042,191	1,261,826	1,261,826
Liabilities
Trade payables (i)	Amortized cost	5,004,833	5,004,833	4,331,286	4,331,286
Borrowings and financing
Borrowings and financing (ii)	Amortized cost	17,049,280	17,049,280	15,335,155	15,335,155
Debentures	Amortized cost	4,138,025	4,128,539	7,776,876	7,513,867
Senior notes	Amortized cost	38,670,111	22,159,838	12,737,364	12,199,092
Derivative financial instruments	Fair value	2,510,343	2,510,343	666,922	666,922
Dividends and interest on capital	Amortized cost	96,433	96,433	185,138	185,138
Licenses and concessions payable (iii)	Amortized cost	918,537	918,537	1,361,940	1,361,940
Tax refinancing program (iii)	Amortized cost	795,088	795,088	990,230	990,230
Other payables (payable for the acquisition of equity interest) (iii)	Amortized cost	382,230	382,230	408,978	408,978

(i)	The balances of accounts receivables and trade payables have near terms and, therefore, they are not adjusted to fair value.
(ii)

Part of this balance of borrowings and financing with the BNDES and export credit agencies correspond to exclusive markets and, therefore, the fair values of these instruments is similar to their carrying amounts. A portion of the balance of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values are different from their carrying amounts.

(iii)	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.

Schedule of Fair Value Measurement Hierachy

	Fair value measurement hierarchy	Fair value 2015	Fair value 2014

Assets
Cash and banks	Level 1	1,111,840	532,285
Cash equivalents	Level 2	13,786,223	1,916,921
Short-term investments	Level 2	1,927,686	282,700
Derivative financial instruments	Level 2	7,386,703	3,221,481
Available-for-sale financial asset (Note 26)	Level 3	3,541,314	4,284,416
Liabilities
Derivative financial instruments	Level 2	2,510,343	666,922

Schedule of Exchange Rates Used for Foreign Currency Translation

Management estimated the impact of a potential depreciation of the euro and the US dollar by 25% and 50%, using as benchmark for the possible and remote scenarios, respectively, as follows:

	Rate
Description	2015	Depreciation
Probable scenario
US dollar	3.9048	0%
Euro	4.2504	0%
Possible scenario
US dollar	2.9286	25%
Euro	3.1878	25%
Remote scenario
US dollar	1.9524	50%
Euro	2.1252	50%

	Rate
Description	2015	Depreciation
Probable scenario
US dollar	3.90480	0%
Euro	4.25040	0%
Possible scenario
US dollar	4.88100	25%
Euro	5.31300	25%
Remote scenario
US dollar	5.85720	50%
Euro	6.37560	50%

Impact of Foreign Exchange Exposure

2015
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar cash	Dollar	642,418	481,814	321,209
Euro cash	Euro	12,438,363	9,328,772	6,219,182

Total associated to exchange rates		13,080,781	9,810,586	6,540,391
2015
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario

US dollar debt	Dollar appreciation	23,054,987	28,818,734	34,582,481
Derivatives (net position - US$)	Dollar depreciation	(22,470,237)	(28,087,796)	(33,705,356)
US dollar cash	Dollar depreciation	(642,418)	(803,023)	(963,627)
Euro debt	Euro appreciation	24,316,758	30,395,948	36,475,137
Derivatives (net position - euro)	Euro depreciation	(11,606,953)	(14,508,691)	(17,410,430)
Euro cash	Euro depreciation	(12,438,363)	(15,547,954)	(18,657,545)

Total associated to exchange rates		213,774	267,218	320,660

Schedule of Financial Assets and Liabilities

These foreign currency-denominated financial assets and financial liabilities are presented in the balance sheet as follows:

	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets
Cash and banks	761,788	761,788	26,759	26,759
Cash equivalents	10,553,452	10,553,452	198,047	198,047
Short-term investments	1,765,541	1,765,541	86,807	86,807
Derivative financial instruments	6,940,963	6,940,963	3,025,464	3,025,464
Financial liabilities
Borrowings and financing (Note 16)	46,935,152	30,727,817	14,781,242	14,342,043
Derivative financial instruments	1,915,910	1,915,910	425,784	425,784

These assets and liabilities are presented in the balance sheet as follows:

	2015		2014
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	3,232,771	3,232,771	1,718,874	1,718,874
Short-term investments	162,145	162,145	195,893	195,893
Derivative financial instruments	445,740	445,740	196,017	196,017
Financial liabilities
Borrowings and financing	18,307,705	18,298,218	17,722,928	17,717,628
Derivative financial instruments	594,433	594,433	241,138	241,138

Derivative Financial Instruments

Derivative financial instruments are summarized as follows:

	Derivatives designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$/R$ cross currency swaps	0.1 - 8.2	4,954,291	1,816,206
US$/fixed rate cross currency swaps	4.8	819,647	649,293
EUR/R$ cross currency swaps	1.9 - 4.3	(169,513)

EUR/R$ non-deliverable forwards (NDFs)	< 1 year		23,524

	Derivatives not designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$/R$ cross currency swaps	< 1 year	31,467	24,122
R$/US$ cross currency swaps	< 1 year	(27,965)	(31,290)
US$/R$ non-deliverable forwards (NDFs)	< 1 year	(156,707)	107,718
EUR/R$ non-deliverable forwards (NDFs)	< 1 year	(427,452)	10,107
Options (USD/R$ put option)	3.3 - 4.8	8,783
Options (EUR/R$ put option)	3.8	24,767
Options (EUR/R$ call option)	3.8	(32,265)

The amounts of contracted derivatives to manage exposure to floating interest rates on outstanding debt are summarized below:

	Derivatives designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
Fixed rate/DI rate swaps	4.8	(146,121)	(37,627)
US$ LIBOR/US$ fixed rate swaps	< 1 year		(1,413)

	Derivatives not designated for hedge accounting
	Maturity (years)	Fair value
		Amounts (payable)/receivable
		2015	2014
US$ LIBOR/US$ fixed rate swaps	0.1- 6.1	(448,312)	(200,771)
US$ fixed rate/US$ LIBOR swaps	6.1	445,740	194,690

Schedule of Gain Losses on Derivative Instruments

As at December 31, 2015 and 2014, the derivative transactions in the amounts shown below were recognized in financial income (expenses) (see Note 6):

	2015	2014
Gain (loss) on currency swaps	4,539,844	674,228
Currency forwards	1,322,916	(317,740)
Options	(21,850)

Total	5,840,910	356,488

Movements in Hedge Accounting Effects in Other Comprehensive Income

The movements below, related interest rate hedges designated for hedge accounting treatment, were recognized in other comprehensive income:

Table of movements in hedge accounting effects in other comprehensive income
Balance in 2012	12,057
Loss on designated hedges	(80,487)
Transfer on ineffective portion to profit or loss	500
Amortization of hedges to profit or loss at effective rate	(24,075)
Deferred taxes on hedge accounting	35,381
Balance in 2013	(56,624)
Gain on designated hedges	20,029
Transfer on ineffective portion to profit or loss	(97)
Amortization of hedges to profit or loss at the effective rate	3,070
Deferred taxes on hedge accounting	(7,820)
Share of subsidiary’s hedge accounting
Balance in 2014	(41,442)
Gain on designated hedges	(104,339)
Transfer on ineffective portion to profit or loss	78
Amortization of hedges to profit or loss at the effective rate	3,325
Deferred taxes on hedge accounting	34,319
Balance in 2015	(108,059)

Schedule of Gain or Loss on Derivatives

As at December 31, 2015 and 2014, the amounts shown below were recorded as gain or loss on derivatives: (see Note 6).

	2015	2014
Gain (loss) on interest rate swap	(43,808)	70,896

Total	(43,808)	70,896

Schedule of Interest Rate Scenarios

Before the end of the first quarter of 2016, the National Monetary Council had decided for a new increase for this rate, this time to 7.5% p.a., effective in January 1 - March 31, 2016.

2015
Interest rate scenarios
Probable scenario			Possible scenario			Remote scenario
CDI	TJLP	6M USD LIBOR	CDI	TJLP	6M USD LIBOR	CDI	TJLP	6M USD LIBOR
14.14%	7.0%	0.84615%	17.68%	8.8%	1.05769%	21.21%	10.5%	1.26923%

Schedule of Impacts of Exposure to Interest Rates

The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2015
Transaction	Individual risk	Probable scenario	Possible scenario	Remote scenario
CDI-indexed debt	CDI increase	2,120,449	2,516,488	2,980,156
Derivative financial instruments (net position - CDI)	CDI increase	10,669,673	13,047,050	15,566,283
TJLP-indexed debt	TJLP increase	942,049	1,119,643	1,304,957
US$ LIBOR-indexed debt	US$ LIBOR increase	562,123	660,468	715,699
Derivative instruments (net position - LIBOR)	US$ LIBOR decrease	(198,734)	(211,566)	(231,488)

Total associated to interest rates		14,095,560	17,132,083	20,335,607

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments

The following are the contractual maturities of the financial liabilities, including estimated interest payments, where applicable:

	Less than One Year		One to Three Years		Three to Five Years		More than Five Years		Total
	(in millions of reais)
Continuing operations:
Loans and financings (i)	R$	15,282	R$	24,998	R$	16,894	R$	6,243	R$	63,417
Debentures (ii)		1,622		4,170		17		—		5,809
Unconditional purchase obligations (iii)		1,477		758		343		—		2,578
Concession fees (iv)		288		306		348		1,437		2,379
Usage rights (v)		912		7		—		—		919
Pension plan contributions (vi)		144		433		289		577		1,443

	R$	19,725	R$	30,672	R$	17,891	R$	8,257	R$	76,545

The amounts disclosed in the tables take into account the contractual undiscounted payment outflow estimates, these amounts are not reconciled with the amounts disclosed in the balance sheet for borrowings and financing, derivative financial instruments, and trade payables.

(i)	Includes (1) estimated future payments of interest on our loans and financings, calculated based on interest rates and foreign exchange rates applicable at December 31, 2015 and assuming that all amortization payments and payments at maturity on our loans and financings will be made on their scheduled payment dates, and (2) estimated future cash flows on our derivative obligations, calculated based on interest rates and foreign exchange rates applicable as of December 31, 2015 and assuming that all payments on our derivative obligations will be made on their scheduled payment dates;

(ii)	Includes estimated future payments of interest on our debentures, calculated based on interest rates applicable as of December 31, 2015 and assuming that all amortization payments and payments at maturity on our debentures will be made on their scheduled payment dates;

(iii)	Consists of (1) obligations in connection with a business process outsourcing agreement, and (2) purchase obligations for network equipment pursuant to binding obligations which include all significant terms, including fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction;

(iv)	Consists of estimated bi-annual fees due to ANATEL under our concession agreements expiring in 2025. These estimated amounts are calculated based on our results for the year ended December 31, 2015;

(v)	Consists of payments due to ANATEL for radio frequency licenses. Includes accrued and unpaid interest as of December 31, 2015; and

(vi)	Consists of expected contributions to amortize the actuarial deficit of the BrTPREV plan.